Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
(14)	Parent Company Financial Information

Condensed financial information of Bankshares (Parent) is presented below:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash due from subsidiary	$16	18
Investment in subsidiary, at equity	28,390	28,011
Other assets	567	478

Total assets	$28,973	28,507

Liabilities and stockholders' equity
Notes payable	$2,000	2,000
Other liabilities	27	25

Total liabilities	$2,027	2,025

Stockholders' equity
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,486,089 shares in 2011 and 1,485,089 in 2010	$4,473	4,462
Capital surplus	921	849
Retained earnings	22,981	21,918
Accumulated other comprehensive income (loss), net	(1,429)	(747)

Total stockholders' equity	$26,946	26,482
Commitments, contingencies and other matters	—	—

Total liabilities and stockholders' equity	$28,973	28,507

Condensed Statements of Income

	Years ended December 31,
	2011	2010	2009
Income:
Dividends from subsidiary	$280	338	420

Expenses:
Other expenses	296	264	265

Income before income tax benefit and equity in undistributed net income of subsidiary	(16)	74	155
Applicable income tax benefit	101	90	90

Income before equity in undistributed net income of subsidiary	85	164	245
Equity in undistributed net income of subsidiary	978	523	106

Net income	$1,063	687	351

Condensed Statements of Cash Flows

	Years ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$1,063	687	351
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(978)	(523)	(106)
Increase in other assets	(89)	(81)	(79)

Net cash provided by operating activities	(4)	83	166

Cash flows from investing activities:
Additional investment in Bank	—	(1,000)	(1,000)

Net cash used in financing activity	—	(1,000)	(1,000)

Cash flows from financing activities
Cash dividends paid	—	(75)	(147)
Draw on line of credit	—	1,000	1,000
Increase (decrease) in other liabilities	2	3	(24)

Net cash provided by (used in) financing activities	2	928	829

Net increase (decrease) in cash due from subsidiary	(2)	11	(5)
Cash due from subsidiary, beginning of year	18	7	12

Cash due from subsidiary, end of year	$16	18	7